UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22216

GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was 4.5%, compared with total returns of 10.5% and 0.3% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU) Index, respectively. The total return for the Fund’s publicly traded shares was 1.5%. The Fund’s NAV per share was $6.04, while the price of the publicly traded shares closed at $5.02 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The GAMCO Natural Resources, Gold & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in natural resource and gold industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

During the first quarter of 2023, the price of gold bullion rose by 8.0% in a very volatile intra period pattern. After early indications of slowing inflation from the December CPI release, the gold market rallied 6% in hopes that the Federal Reserve was close to finishing raising rates, and the real 10-year U.S. Treasury rate contracted to 1.15%. However, the January and February CPI numbers surprised to the upside, proving that inflation remained present in a persistently strong labor market despite announced layoffs. These new sets of data sent the bullion price down 7% and real rates back to 1.66%. Whereas the first sign of economic weakness would have been expected in the labor market, it was the regional bank crisis at the end of the quarter that exposed the first damage of quantitative tightening. Following the failure of Silicon Valley Bank and Signature Bank, gold reacted as reserve currency and recouped 9% of performance. The gold mining companies continued their recovery.

The agriculture sector performed rather poorly due to the weak fertilizer segment. Volatility levels during the first quarter contracted but remained elevated, with the gold sector at 36%, 34% for the base metals sector, 30% for agriculture, and 32% for energy equities.

During the second quarter of 2023, the price of gold bullion fell by 2.5% after hitting a 52-week high at the beginning of the period. A persistent inflation reading continued to shake the 10-year U.S. Treasury rate from 1.15% to 1.62% at the end of the period. While we have not seen any sign of labor market weakness, the yield curve remains extremely inverted, with the 2-10 year U.S. Treasury spread reaching -1.06%. This likely explains why the Federal Reserve opted for the “skip or pause” option at its June meeting to let the tightening slowly sink in and avoid overtightening. The gold mining companies performed in line with bullion, with the Philadelphia Gold and Silver Index (XAU) down 8.3% for the period, leaving the gold mining companies fairly valued, given the gold price. Volatility levels during the second quarter contracted significantly, with the gold sector at 33%, 30% for the base metals sector, 27% for agriculture, and 27% for energy equities. At the end of the quarter, the price of WTI oil was down another 6.65% and seeing the same scenario as in the prior period. Fears that an anticipated recession would lower demand continued to erode pricing. The supply side of the equation is still disciplined, with U.S. production flat at 12.2 million barrels per day. OPEC continued to monitor the demand picture closely and reduced production to 28.6 million barrels per day. In that environment, the Energy Select Sector Index (IXE), declined a modest 1.3% during the quarter. The agriculture sector performed poorly as fertilizer prices continued to contract.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	3 year	5 year	10 year	Since Inception (1/27/11)
GAMCO Natural Resources, Gold and Income Trust (GNT)
NAV Total Return (b)	4.52%	17.70%	8.76%	5.74%	3.11%	0.04%
Investment Total Return (c)	1.54	15.21	8.81	3.95	2.43	(1.24)
CBOE S&P 500 Buy/Write Index	10.47	9.02	10.56	4.42	6.26	6.18
Philadelphia Gold & Silver Index	0.25	10.28	2.57	9.51	4.09	(2.79	)(d)
Dow Jones U.S. Basic Materials Index	7.06	17.36	17.56	8.95	9.66	7.03	(d)
S&P Global Agribusiness Equity Index	(9.73)	(7.07)	15.55	6.85	6.33	5.12	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

GAMCO Natural Resources, Gold & Income Trust

Long Positions
Metals and Mining	42.5%
U.S. Government Obligations	20.8%
Energy and Energy Services	19.3%
Health Care	5.4%
Agriculture	5.1%
Machinery	3.4%
Specialty Chemicals	2.4%
Food and Beverage	1.0%
Automotive	0.1%
100.0%
Short Positions
Call Options Written	(1.5)%
Put Options Written	(0.3)%
(1.8)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 74.7%
	Agriculture — 5.1%
25,500	Archer-Daniels-Midland Co. (a)	$2,179,130	$1,926,780
10,000	Bunge Ltd. (a)	1,028,100	943,500
35,500	Corteva Inc. (a)	2,179,420	2,034,150
33,090	Nutrien Ltd. (a)	3,068,058	1,953,964
		8,454,708	6,858,394
	Automotive — 0.1%
19,000	Iveco Group NV†	216,993	171,087

	Energy and Energy Services — 19.3%
7,300	APA Corp.	505,469	249,441
19,500	Baker Hughes Co.	860,139	616,395
27,000	BP plc, ADR (a)	1,095,714	952,830
17,345	Chevron Corp. (a)	3,103,378	2,729,236
11,700	ConocoPhillips (a)	1,386,720	1,212,237
15,089	Coterra Energy Inc.	432,100	381,752
13,000	Devon Energy Corp.	879,085	628,420
3,800	Diamondback Energy Inc.	554,357	499,168
40,000	Eni SpA	746,351	575,368
9,200	EOG Resources Inc. (a)	1,234,162	1,052,848
37,600	Exxon Mobil Corp. (a)	4,293,123	4,032,600
17,000	Halliburton Co. (a)	659,518	560,830
3,200	Hess Corp.	482,832	435,040
35,282	Kinder Morgan Inc. (a)	636,151	607,556
15,000	Marathon Oil Corp. (a)	329,628	345,300
9,500	Marathon Petroleum Corp.	1,080,245	1,107,700
6,000	NextEra Energy Partners LP	390,735	351,840
9,649	Occidental Petroleum Corp. (a)	665,014	567,361
8,700	ONEOK Inc.	605,972	536,964
8,500	Phillips 66	956,958	810,730
5,100	Pioneer Natural Resources Co. (a)	1,230,791	1,056,618
24,000	Schlumberger NV (a)	1,564,200	1,178,880
32,500	Shell plc, ADR (a)	1,956,391	1,962,350
15,500	Suncor Energy Inc. (a)	636,185	454,460
21,000	The Williams Companies Inc. (a)	907,155	685,230
25,200	TotalEnergies SE, ADR (a)	1,588,833	1,452,528
6,600	Valero Energy Corp. (a)	861,871	774,180
		29,643,077	25,817,862
	Food and Beverage — 1.0%
5,000	Mowi ASA	112,370	79,284
25,000	Tyson Foods Inc., Cl. A (a)	2,264,150	1,276,000
		2,376,520	1,355,284
	Health Care — 5.4%
60,000	Bayer AG	3,733,988	3,317,466
27,000	Elanco Animal Health Inc.†	947,070	271,620
Shares		Cost	Market Value
20,600	Zoetis Inc. (a)	$3,991,369	$3,547,526
		8,672,427	7,136,612
	Machinery — 3.4%
4,000	AGCO Corp.	576,323	525,680
94,700	CNH Industrial NV	1,515,349	1,363,680
6,400	Deere & Co. (a)	2,717,664	2,593,216
		4,809,336	4,482,576
	Metals and Mining — 38.0%
41,718	Agnico Eagle Mines Ltd. (a)	2,719,304	2,085,066
180,000	Alamos Gold Inc., Cl. A (a)	1,936,431	2,145,600
91,500	Artemis Gold Inc.†	511,400	328,772
389,000	B2Gold Corp.	1,747,100	1,388,730
175,294	Barrick Gold Corp. (a)	4,057,635	2,967,727
50,000	BHP Group Ltd., ADR (a)	3,214,833	2,983,500
511,802	De Grey Mining Ltd.†	504,324	458,560
67,500	Dundee Precious Metals Inc.	483,525	445,839
117,300	Eldorado Gold Corp.†	1,197,902	1,184,730
96,185	Endeavour Mining plc	2,443,509	2,305,245
508,853	Evolution Mining Ltd.	1,358,559	1,091,491
25,900	Franco-Nevada Corp. (a)	4,068,793	3,693,340
79,500	Freeport-McMoRan Inc. (a)	3,557,785	3,180,000
62,137	Fresnillo plc	1,279,735	481,533
80,000	Glencore plc	461,693	451,612
16,500	Gold Fields Ltd., ADR	223,740	228,195
193,500	K92 Mining Inc.†	1,230,874	839,876
90,000	Karora Resources Inc.†	436,669	275,146
258,400	Kinross Gold Corp.	1,720,650	1,232,568
19,500	Lundin Gold Inc.	164,848	233,308
36,500	MAG Silver Corp.†	571,178	406,610
115,272	Newcrest Mining Ltd.	2,319,037	2,028,751
70,900	Newmont Corp. (a)	5,130,848	3,024,594
398,005	Northern Star Resources Ltd.	2,700,046	3,202,783
116,200	Osisko Gold Royalties Ltd.	1,680,147	1,785,994
226,100	Osisko Mining Inc.†	738,580	549,569
920,671	Perseus Mining Ltd.	2,322,586	1,011,953
49,000	Rio Tinto plc, ADR (a)	4,026,750	3,128,160
7,300	Royal Gold Inc.	839,353	837,894
142,000	SSR Mining Inc.	2,312,581	2,013,560
112,700	Victoria Gold Corp.†	1,110,720	656,761
102,700	Wesdome Gold Mines Ltd.†	1,026,315	534,916
198,783	Westgold Resources Ltd.†	296,002	190,684
76,750	Wheaton Precious Metals Corp. (a)	3,783,244	3,317,135
		62,176,696	50,690,202
	Specialty Chemicals — 2.4%
10,000	CF Industries Holdings Inc.	948,450	694,200
12,000	FMC Corp.	1,519,280	1,252,080
25,500	The Mosaic Co.	1,804,936	892,500

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
8,900	Yara International ASA	$494,707	$314,256
		4,767,373	3,153,036
	TOTAL COMMON STOCKS	121,117,130	99,665,053

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Metals and Mining — 0.1%
$200,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	200,000	191,000

	CORPORATE BONDS — 4.4%
	Metals and Mining — 4.4%
750,000	AngloGold Ashanti Holdings plc, 3.750%, 10/01/30	641,969	644,157
750,000	Freeport-McMoRan Inc., 4.125%, 03/01/28	699,940	705,577
675,000	Hecla Mining Co., 7.250%, 02/15/28	673,407	669,580
500,000	IAMGOLD Corp., 5.750%, 10/15/28 (b)	500,000	374,762
1,300,000	Kinross Gold Corp., 6.250%, 07/15/33 (b)	1,283,334	1,286,145
500,000	New Gold Inc., 7.500%, 07/15/27 (b)	421,987	467,530
1,750,000	Northern Star Resources Ltd., 6.125%, 04/11/33 (b)	1,727,841	1,699,116
		5,948,478	5,846,867
	TOTAL CORPORATE BONDS	5,948,478	5,846,867
Principal Amount	Cost	Market Value
U.S. GOVERNMENT OBLIGATIONS — 20.8%
$28,128,000	U.S. Treasury Bills, 4.900% to 5.321%††, 07/11/23 to 12/14/23 (c)	$27,811,560	$27,814,441

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%	$155,077,168	133,517,361

OPTIONS WRITTEN — (1.8)% (Premiums received $5,457,835)	(2,427,938)

Other Assets and Liabilities (Net)	1,677,777

PREFERRED SHARES (1,167,338 preferred shares outstanding)	(29,183,450)

NET ASSETS — COMMON SHARES (17,156,274 common shares outstanding)	$103,583,750

NET ASSET VALUE PER COMMON SHARE ($103,583,750 ÷ 17,156,274 shares outstanding)	$6.04

(a)	Securities, or a portion thereof, with a value of $40,605,559 were deposited with the broker as collateral for options written.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	At June 30, 2023, $15,005,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase. ADR American Depositary Receipt

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	77.5%	$103,422,772
Europe	12.5	16,718,023
Asia/Pacific	9.4	12,666,838
Latin America	0.4	481,533
South Africa	0.2	228,195
Total Investments — Long Positions	100.0%	$133,517,361

Short Positions
North America	(1.8)%	$(2,344,360)
Europe	(0.0)**	(83,578)
Total Investments — Short Positions	(1.8)%	$(2,427,938)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

As of June 30, 2023, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (1.3)%
AGCO Corp.	Pershing LLC	20	USD	262,840	USD	135.00	10/20/23	$17,955
Agnico Eagle Mines Ltd.	Pershing LLC	95	USD	474,810	USD	63.50	08/18/23	1,495
Agnico Eagle Mines Ltd.	Pershing LLC	127	USD	634,746	USD	60.00	10/20/23	12,512
Agnico Eagle Mines Ltd.	Pershing LLC	35	USD	174,930	USD	53.00	12/15/23	11,781
Agnico Eagle Mines Ltd.	Pershing LLC	160	USD	799,680	USD	60.00	12/15/23	24,760
Alamos Gold Inc., Cl. A	Pershing LLC	640	USD	762,880	USD	11.00	08/18/23	79,069
Alamos Gold Inc., Cl. A	Pershing LLC	360	USD	429,120	USD	11.75	10/20/23	40,036
Alamos Gold Inc., Cl. A	Pershing LLC	150	USD	178,800	USD	12.50	10/20/23	11,523
Archer-Daniels-Midland Co.	Pershing LLC	135	USD	1,020,060	USD	86.00	07/21/23	98
Archer-Daniels-Midland Co.	Pershing LLC	85	USD	642,260	USD	75.00	08/18/23	24,004
Archer-Daniels-Midland Co.	Pershing LLC	85	USD	642,260	USD	77.50	09/15/23	18,754
B2Gold Corp.	Pershing LLC	1,300	USD	464,100	USD	4.50	07/21/23	1,450
B2Gold Corp.	Pershing LLC	1,290	USD	460,530	USD	5.00	10/20/23	10,897
B2Gold Corp.	Pershing LLC	1,300	USD	464,100	USD	4.70	12/15/23	23,695
Baker Hughes Co.	Pershing LLC	65	USD	205,465	USD	35.00	08/18/23	2,316
Baker Hughes Co.	Pershing LLC	65	USD	205,465	USD	33.00	10/20/23	10,507
Baker Hughes Co.	Pershing LLC	65	USD	205,465	USD	33.00	12/15/23	14,042
Barrick Gold Corp.	Pershing LLC	283	USD	479,119	USD	17.00	07/21/23	11,247
Barrick Gold Corp.	Pershing LLC	301	USD	509,593	USD	21.00	07/21/23	173
Barrick Gold Corp.	Pershing LLC	254	USD	430,022	USD	17.50	08/18/23	13,227
Barrick Gold Corp.	Pershing LLC	200	USD	338,600	USD	19.00	08/18/23	3,457
Barrick Gold Corp.	Pershing LLC	130	USD	220,090	USD	22.00	08/18/23	546
Barrick Gold Corp.	Pershing LLC	95	USD	160,835	USD	17.50	09/15/23	6,313
Barrick Gold Corp.	Pershing LLC	130	USD	220,090	USD	22.00	09/15/23	771
Barrick Gold Corp.	Pershing LLC	360	USD	609,480	USD	24.00	09/15/23	1,186
Bayer AG	Morgan Stanley	300	EUR	1,520,100	EUR	60.00	08/18/23	3,830
Bayer AG	Morgan Stanley	300	EUR	1,520,100	EUR	58.00	09/15/23	10,706
BHP Group Ltd., ADR	Pershing LLC	160	USD	954,720	USD	72.50	07/21/23	37
BHP Group Ltd., ADR	Pershing LLC	160	USD	954,720	USD	65.00	09/15/23	10,343
BHP Group Ltd., ADR	Pershing LLC	180	USD	1,074,060	USD	65.00	11/17/23	27,531
BP plc, ADR	Pershing LLC	90	USD	317,610	USD	36.00	07/21/23	3,618
BP plc, ADR	Pershing LLC	90	USD	317,610	USD	38.00	10/20/23	6,827
BP plc, ADR	Pershing LLC	90	USD	317,610	USD	37.00	12/15/23	13,433
Bunge Ltd.	Pershing LLC	50	USD	471,750	USD	105.00	07/21/23	1,129
Bunge Ltd.	Pershing LLC	50	USD	471,750	USD	105.00	10/20/23	10,897
CF Industries Holdings Inc.	Pershing LLC	50	USD	347,100	USD	95.00	08/18/23	620
CF Industries Holdings Inc.	Pershing LLC	50	USD	347,100	USD	80.00	10/20/23	10,029
Chevron Corp.	Pershing LLC	58	USD	912,630	USD	180.00	08/18/23	857
Chevron Corp.	Pershing LLC	55	USD	865,425	USD	170.00	09/15/23	8,374
Chevron Corp.	Pershing LLC	60	USD	944,100	USD	180.00	10/20/23	5,829
CNH Industrial NV	Pershing LLC	300	USD	432,000	USD	16.00	08/18/23	5,418
CNH Industrial NV	Pershing LLC	347	USD	499,680	USD	16.00	10/20/23	13,943
CNH Industrial NV	Pershing LLC	300	USD	432,000	USD	16.00	12/15/23	20,173
ConocoPhillips	Pershing LLC	40	USD	414,440	USD	110.00	09/15/23	10,987
Corteva Inc.	Pershing LLC	120	USD	687,600	USD	65.00	08/18/23	2,382
Corteva Inc.	Pershing LLC	120	USD	687,600	USD	62.00	09/15/23	9,555
Corteva Inc.	Pershing LLC	115	USD	658,950	USD	65.00	10/20/23	8,502
Coterra Energy Inc.	Pershing LLC	45	USD	113,850	USD	31.00	07/21/23	6
Coterra Energy Inc.	Pershing LLC	50	USD	126,500	USD	29.00	08/18/23	641

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Coterra Energy Inc.	Pershing LLC	55	USD	139,150	USD	29.00	10/20/23	$2,786
Deere & Co.	Pershing LLC	24	USD	972,456	USD	410.00	08/18/23	34,035
Deere & Co.	Pershing LLC	20	USD	810,380	USD	430.00	09/15/23	19,245
Deere & Co.	Pershing LLC	20	USD	810,380	USD	425.00	10/20/23	29,841
Devon Energy Corp.	Pershing LLC	65	USD	314,210	USD	65.00	07/21/23	5
Devon Energy Corp.	Pershing LLC	65	USD	314,210	USD	57.50	09/15/23	3,073
Diamondback Energy Inc.	Pershing LLC	10	USD	131,360	USD	147.85	09/15/23	1,956
Diamondback Energy Inc.	Pershing LLC	10	USD	131,360	USD	150.00	11/17/23	3,746
Diamondback Energy Inc.	Pershing LLC	11	USD	144,496	USD	147.00	01/19/24	7,640
Eldorado Gold Corp.	Pershing LLC	410	USD	414,100	USD	11.00	09/15/23	20,466
Eldorado Gold Corp.	Pershing LLC	353	USD	356,530	USD	11.50	11/17/23	23,300
Eni SpA	Morgan Stanley	20	EUR	131,820	EUR	15.00	07/21/23	17
Eni SpA	Morgan Stanley	40	EUR	263,640	EUR	15.00	09/15/23	1,086
Eni SpA	Morgan Stanley	20	EUR	131,820	EUR	15.00	11/17/23	1,293
EOG Resources Inc.	Pershing LLC	30	USD	343,320	USD	139.00	07/21/23	23
EOG Resources Inc.	Pershing LLC	32	USD	366,208	USD	139.00	09/15/23	1,408
EOG Resources Inc.	Pershing LLC	30	USD	343,320	USD	127.50	11/17/23	11,340
Exxon Mobil Corp.	Pershing LLC	125	USD	1,340,625	USD	110.00	08/18/23	27,927
Exxon Mobil Corp.	Pershing LLC	116	USD	1,244,100	USD	120.00	10/20/23	15,688
Exxon Mobil Corp.	Pershing LLC	135	USD	1,447,875	USD	114.00	12/15/23	56,264
FMC Corp.	Pershing LLC	40	USD	417,360	USD	127.50	08/18/23	172
FMC Corp.	Pershing LLC	40	USD	417,360	USD	125.00	10/20/23	2,364
FMC Corp.	Pershing LLC	40	USD	417,360	USD	125.00	12/15/23	4,773
Franco-Nevada Corp.	Pershing LLC	43	USD	613,180	USD	160.00	12/15/23	20,438
Freeport-McMoRan Inc.	Pershing LLC	250	USD	1,000,000	USD	43.00	07/21/23	10,228
Freeport-McMoRan Inc.	Pershing LLC	295	USD	1,180,000	USD	45.00	08/18/23	16,132
Freeport-McMoRan Inc.	Pershing LLC	250	USD	1,000,000	USD	44.00	09/15/23	29,192
Glencore plc	Morgan Stanley	80	GBP	355,600	GBP	528.00	11/17/23	5,456
Gold Fields Ltd., ADR	Pershing LLC	165	USD	228,195	USD	15.00	10/20/23	12,693
Halliburton Co.	Pershing LLC	60	USD	197,940	USD	43.00	07/21/23	96
Halliburton Co.	Pershing LLC	50	USD	164,950	USD	38.00	09/15/23	3,167
Halliburton Co.	Pershing LLC	60	USD	197,940	USD	38.00	11/17/23	8,348
Hess Corp.	Pershing LLC	10	USD	135,950	USD	155.00	09/15/23	1,764
Hess Corp.	Pershing LLC	12	USD	163,140	USD	150.00	11/17/23	7,131
Kinder Morgan Inc.	Pershing LLC	122	USD	210,084	USD	20.00	07/21/23	8
Kinder Morgan Inc.	Pershing LLC	115	USD	198,030	USD	19.00	08/18/23	207
Kinder Morgan Inc.	Pershing LLC	115	USD	198,030	USD	18.00	09/15/23	2,007
Kinross Gold Corp.	Pershing LLC	500	USD	238,500	USD	5.50	08/18/23	4,813
Kinross Gold Corp.	Pershing LLC	960	USD	457,920	USD	6.00	11/17/23	16,576
Kinross Gold Corp.	Pershing LLC	1,124	USD	536,148	USD	5.00	01/19/24	57,185
Marathon Oil Corp.	Pershing LLC	100	USD	230,200	USD	27.50	07/21/23	254
Marathon Oil Corp.	Pershing LLC	50	USD	115,100	USD	26.00	09/15/23	2,650
Marathon Oil Corp.	Pershing LLC	50	USD	115,100	USD	30.00	10/20/23	1,150
Marathon Petroleum Corp.	Pershing LLC	30	USD	349,800	USD	125.00	08/18/23	4,944
Marathon Petroleum Corp.	Pershing LLC	30	USD	349,800	USD	125.00	10/20/23	11,923
Marathon Petroleum Corp.	Pershing LLC	35	USD	408,100	USD	125.00	12/15/23	20,428
Newmont Corp.	Pershing LLC	180	USD	767,880	USD	55.00	08/18/23	928
Newmont Corp.	Pershing LLC	110	USD	469,260	USD	47.50	09/15/23	8,651
Newmont Corp.	Pershing LLC	314	USD	1,339,524	USD	55.00	09/15/23	4,934
Newmont Corp.	Pershing LLC	215	USD	917,190	USD	47.00	10/20/23	29,139
NextEra Energy Partners LP	Pershing LLC	60	USD	351,840	USD	67.50	09/15/23	4,756
Nutrien Ltd.	Pershing LLC	50	USD	295,250	USD	90.00	09/15/23	456

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Nutrien Ltd.	Pershing LLC	110	USD	649,550	USD	67.50	10/20/23	$17,083
Occidental Petroleum Corp.	Pershing LLC	45	USD	264,600	USD	65.00	10/20/23	6,953
Occidental Petroleum Corp.	Pershing LLC	40	USD	235,200	USD	72.50	11/17/23	3,101
ONEOK Inc.	Pershing LLC	30	USD	185,160	USD	67.50	08/18/23	666
ONEOK Inc.	Pershing LLC	27	USD	166,644	USD	71.00	10/20/23	1,051
ONEOK Inc.	Pershing LLC	30	USD	185,160	USD	65.00	12/15/23	6,464
Osisko Gold Royalties Ltd.	Pershing LLC	224	USD	344,288	USD	14.50	07/21/23	23,716
Osisko Gold Royalties Ltd.	Pershing LLC	340	USD	522,580	USD	14.00	09/15/23	64,030
Phillips 66	Pershing LLC	30	USD	286,140	USD	115.00	07/21/23	9
Phillips 66	Pershing LLC	30	USD	286,140	USD	105.00	09/15/23	4,361
Phillips 66	Pershing LLC	25	USD	238,450	USD	105.00	11/17/23	6,814
Pioneer Natural Resources Co.	Pershing LLC	16	USD	331,488	USD	242.50	09/15/23	3,057
Pioneer Natural Resources Co.	Pershing LLC	16	USD	331,488	USD	240.00	11/17/23	7,947
Pioneer Natural Resources Co.	Pershing LLC	19	USD	393,642	USD	240.00	01/19/24	12,686
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,085,280	USD	80.00	07/21/23	304
Rio Tinto plc, ADR	Pershing LLC	85	USD	542,640	USD	75.00	08/18/23	724
Rio Tinto plc, ADR	Pershing LLC	85	USD	542,640	USD	65.00	10/20/23	23,146
Rio Tinto plc, ADR	Pershing LLC	150	USD	957,600	USD	70.00	12/15/23	31,430
Royal Gold Inc.	Pershing LLC	33	USD	378,774	USD	130.00	07/21/23	269
Royal Gold Inc.	Pershing LLC	40	USD	459,120	USD	132.00	09/15/23	5,328
Schlumberger NV	Pershing LLC	80	USD	392,960	USD	60.00	08/18/23	1,285
Schlumberger NV	Pershing LLC	80	USD	392,960	USD	52.00	09/15/23	14,804
Schlumberger NV	Pershing LLC	80	USD	392,960	USD	55.00	11/17/23	16,051
Shell plc, ADR	Pershing LLC	100	USD	603,800	USD	58.00	07/21/23	28,841
Shell plc, ADR	Pershing LLC	105	USD	633,990	USD	60.00	10/20/23	34,222
Shell plc, ADR	Pershing LLC	60	USD	362,280	USD	62.50	01/19/24	19,642
Shell plc, ADR	Pershing LLC	60	USD	362,280	USD	65.00	01/19/24	13,444
SSR Mining Inc.	Pershing LLC	475	USD	673,550	USD	18.00	09/15/23	7,718
SSR Mining Inc.	Pershing LLC	470	USD	666,460	USD	18.00	10/20/23	13,346
SSR Mining Inc.	Pershing LLC	475	USD	673,550	USD	17.00	12/15/23	29,141
Suncor Energy Inc.	Pershing LLC	55	USD	161,260	USD	40.00	08/18/23	47
Suncor Energy Inc.	Pershing LLC	55	USD	161,260	USD	37.00	09/15/23	398
Suncor Energy Inc.	Pershing LLC	50	USD	146,600	USD	32.00	11/17/23	5,446
The Mosaic Co.	Pershing LLC	100	USD	350,000	USD	59.75	09/15/23	416
The Mosaic Co.	Pershing LLC	85	USD	297,500	USD	42.50	10/20/23	7,829
The Mosaic Co.	Pershing LLC	90	USD	315,000	USD	50.00	11/17/23	3,896
The Williams Companies Inc.	Pershing LLC	70	USD	228,410	USD	31.00	08/18/23	14,984
The Williams Companies Inc.	Pershing LLC	70	USD	228,410	USD	33.50	10/20/23	6,751
TotalEnergies SE, ADR	Pershing LLC	92	USD	530,288	USD	63.00	08/18/23	3,369
TotalEnergies SE, ADR	Pershing LLC	80	USD	461,120	USD	63.00	09/15/23	5,733
TotalEnergies SE, ADR	Pershing LLC	80	USD	461,120	USD	60.00	10/20/23	14,759
Valero Energy Corp.	Pershing LLC	25	USD	293,250	USD	132.50	09/15/23	4,653
Valero Energy Corp.	Pershing LLC	25	USD	293,250	USD	135.00	11/17/23	8,254
Valero Energy Corp.	Pershing LLC	16	USD	187,680	USD	130.00	01/19/24	10,797
Wheaton Precious Metals Corp.	Pershing LLC	280	USD	1,210,160	USD	41.00	09/15/23	105,913
Wheaton Precious Metals Corp.	Pershing LLC	200	USD	864,400	USD	50.00	11/17/23	24,143
Wheaton Precious Metals Corp.	Pershing LLC	115	USD	497,030	USD	52.50	11/17/23	9,351
Wheaton Precious Metals Corp.	Pershing LLC	83	USD	358,726	USD	45.00	01/19/24	29,477
Wheaton Precious Metals Corp.	Pershing LLC	90	USD	388,980	USD	50.00	01/19/24	16,693
TOTAL OTC CALL OPTIONS WRITTEN								$1,752,125

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF	Pershing LLC	145	USD	126,585	USD	83.00	09/15/23	$36,837
VanEck Agribusiness ETF	Pershing LLC	145	USD	126,585	USD	81.00	10/20/23	28,783
TOTAL OTC PUT OPTIONS WRITTEN								$65,620

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.2)%
AGCO Corp.	20	USD	262,840	USD	135.00	08/18/23	$9,460
Alamos Gold Inc., Cl. A	650	USD	774,800	USD	12.50	01/19/24	74,750
ConocoPhillips	37	USD	383,357	USD	130.00	08/18/23	407
ConocoPhillips	40	USD	414,440	USD	120.00	11/17/23	8,440
Dundee Precious Metals Inc.	375	CAD	328,125	CAD	8.50	08/18/23	18,399
Dundee Precious Metals Inc.	300	CAD	262,500	CAD	11.00	10/20/23	3,850
Eldorado Gold Corp.	410	USD	414,100	USD	11.00	07/21/23	4,510
Endeavour Mining plc	211	CAD	669,925	CAD	37.00	08/18/23	2,707
Endeavour Mining plc	360	CAD	1,143,000	CAD	36.00	09/15/23	10,055
Endeavour Mining plc	390	CAD	1,238,250	CAD	34.00	12/15/23	48,428
Franco-Nevada Corp.	114	USD	1,625,640	USD	160.00	07/21/23	2,280
Franco-Nevada Corp.	102	USD	1,454,520	USD	165.00	10/20/23	16,626
Hess Corp.	10	USD	135,950	USD	155.00	07/21/23	150
K92 Mining Inc.	570	CAD	327,750	CAD	9.00	09/15/23	1,936
Lundin Gold Inc.	195	CAD	309,075	CAD	16.00	07/21/23	6,256
Occidental Petroleum Corp.	30	USD	176,400	USD	72.50	08/18/23	270
Osisko Gold Royalties Ltd.	320	USD	491,840	USD	15.00	07/21/23	19,200
Osisko Gold Royalties Ltd.	278	USD	427,286	USD	20.00	10/20/23	5,560
Osisko Mining Inc.	600	CAD	193,200	CAD	5.00	09/15/23	1,132
Victoria Gold Corp.	370	CAD	285,640	CAD	14.00	07/21/23	978
Zoetis Inc.	70	USD	1,205,470	USD	185.00	08/18/23	10,850
Zoetis Inc.	70	USD	1,205,470	USD	185.00	10/20/23	28,700
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$274,944

Exchange Traded Put Options Written — (0.3)%
Energy Select Sector SPDR ETF	410	USD	3,327,970	USD	65.00	09/15/23	$9,840
Energy Select Sector SPDR ETF	300	USD	2,435,100	USD	71.00	09/15/23	16,500
Energy Select Sector SPDR ETF	300	USD	2,435,100	USD	70.00	10/20/23	27,000
NextEra Energy Partners LP	60	USD	351,840	USD	65.00	07/21/23	44,160
NextEra Energy Partners LP	45	USD	263,880	USD	60.00	10/20/23	23,400
Utilities Select Sector SPDR Fund	415	USD	2,715,760	USD	63.00	08/18/23	19,505
Utilities Select Sector SPDR Fund	430	USD	2,813,920	USD	63.00	09/15/23	36,120
VanEck Agribusiness ETF	60	USD	52,380	USD	82.00	08/18/23	10,350
VanEck Agribusiness ETF	145	USD	126,585	USD	83.00	11/17/23	34,800
VanEck Gold Miners ETF	550	USD	1,656,050	USD	29.00	09/15/23	51,150
VanEck Gold Miners ETF	578	USD	1,740,358	USD	28.00	11/17/23	62,424
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$335,249

TOTAL OPTIONS WRITTEN							$2,427,938

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments in securities, at value (cost $155,077,168)	$133,517,361
Cash	1,969,373
Foreign currency, at value (cost $5,199)	5,172
Receivable for investments in securities sold	2,384,001
Dividends and interest receivable	232,118
Deferred offering expense	85,377
Prepaid expenses	3,503
Total Assets	138,196,905
Liabilities:
Options written, at value (premiums received $5,496,155)	2,427,938
Payable to broker	1,173,001
Distributions payable	21,077
Payable for investment securities purchased	1,425,750
Payable for Fund shares repurchased	20,067
Payable for investment advisory fees	109,348
Payable for payroll expenses	77,005
Payable for accounting fees	7,500
Other accrued expenses	168,019
Total Liabilities	5,429,705
Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value per share, 1,200,000 shares authorized with 1,167,338 shares outstanding)	29,183,450
Net Assets Attributable to Common Shareholders	$103,583,750

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$213,325,033
Total accumulated loss	(109,741,283)
Net Assets	$103,583,750

Net Asset Value per Common Share:
($103,583,750 ÷ 17,156,274 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$6.04

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $75,719)	$1,311,349
Interest	859,079
Total Investment Income	2,170,428
Expenses:
Investment advisory fees	679,516
Legal and audit fees	87,930
Payroll expenses	86,627
Shareholder communications expenses	58,640
Trustees’ fees	40,251
Accounting fees	22,500
Shareholder services fees	18,319
Custodian fees	10,237
Miscellaneous expenses	64,418
Total Expenses	1,068,438
Less:
Expenses paid indirectly by broker (See Note 5)	(1,138)
Net Expenses	1,067,300
Net Investment Income	1,103,128

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency:
Net realized gain on investments in securities	2,102,197
Net realized gain on written options	5,143,726
Net realized gain on foreign currency transactions	537
Net realized gain on investments in securities, written options, and foreign currency transactions	7,246,460
Net change in unrealized appreciation/depreciation:
on investments in securities	(5,982,934)
on written options	2,391,408
on foreign currency translations	(193)
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(3,591,719)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Written Options, and Foreign Currency	3,654,741
Net Increase in Net Assets Resulting from Operations	4,757,869
Total Distributions to Preferred Shareholders	(758,758)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$3,999,111

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment income	$1,103,128	$1,697,762
Net realized gain/(loss) on investments in securities, securities sold short, written options, and foreign currency transactions	7,246,460	(1,666,583)
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	(3,591,719)	5,708,452
Net Increase in Net Assets Resulting from Operations	4,757,869	5,739,631

Distributions to Preferred Shareholders	(758,758)*	(1,520,060)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	3,999,111	4,219,571

Distributions to Common Shareholders:
Accumulated earnings	(3,172,022)*	(447,111)
Return of capital	—	(6,233,083)
Total Distributions to Common Shareholders
	(3,172,022)	(6,680,194)
Fund Share Transactions:
Net decrease from repurchase of common shares and transaction fees	(4,639,964)	(4,543,193)
Net increase in net assets from repurchase of preferred shares	1,919	1,893
Net Decrease in Net Assets from Fund Share Transactions	(4,638,045)	(4,541,300)

Net Decrease in Net Assets Attributable to Common Shareholders	(3,810,956)	(7,001,923)

Net Assets Attributable to Common Shareholders:
Beginning of year	107,394,706	114,396,629
End of period	$103,583,750	$107,394,706

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Operating Performance:
Net asset value, beginning of year	$5.95		$6.03	$5.93		$6.16	$5.72	$7.11
Net investment income	0.06		0.09	0.08		0.02	0.03	0.06
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.21		0.22	0.46		0.26	1.08	(0.78)
Total from investment operations	0.27		0.31	0.54		0.28	1.11	(0.72)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.08)	(0.08)		(0.05)	(0.05)	(0.06)
Net realized gain	(0.03	)*	—	—		—	—	—
Return of capital	—		—	(0.00	)(b)	(0.02)	(0.02)	(0.01)
Total distributions to preferred shareholders	(0.04)		(0.08)	(0.08)		(0.07)	(0.07)	(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.23		0.23	0.46		0.21	1.04	(0.79)

Distributions to Common Shareholders:
Net investment income	(0.03	)*	(0.02)	—		—	—	—
Net realized gain	(0.15	)*	—	—		—	—	—
Return of capital	—		(0.34)	(0.36)		(0.48)	(0.60)	(0.60)
Total distributions to common shareholders	(0.18)		(0.36)	(0.36)		(0.48)	(0.60)	(0.60)

Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	—		—	0.00 (b)	—
Increase in net asset value from repurchase of common shares	0.04		0.04	0.03		0.04	0.00 (b)	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	—		0.00 (b)	0.00 (b)	0.00 (b)
Total Fund share transactions	0.04		0.04	0.03		0.04	0.00 (b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$6.04		$5.95	$6.03		$5.93	$6.16	$5.72
NAV total return †	4.52%		5.01%	7.94%		5.22%	19.04%	(11.75)%
Market value, end of period	$5.02		$5.12	$5.35		$5.11	$5.96	$4.95
Investment total return ††	1.54%		2.90%	12.01%		(5.56)%	33.64%	(18.56)%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$132,767		$136,594	$143,649		$146,873	$158,002	$149,051
Net assets attributable to common shares, end of period (in 000’s)	$103,584		$107,395	$114,397		$117,620	$128,669	$119,466
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	2.06	%(c)	1.56%	1.33%		0.46%	0.45%	0.93%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	1.99	%(c)	1.87%	1.80%		1.94%	1.72%	1.68%
Portfolio turnover rate	41%		121%	109%		95%	109%	167%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30,
	2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Cumulative Preferred Shares:
5.200% Series A Preferred
Liquidation value, end of period (in 000’s)	$29,183	$29,199	$29,253	$29,253	$29,333	$29,585
Total shares outstanding (in 000’s)	1,167	1,168	1,170	1,170	1,173	1,183
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$23.33	$23.93	$25.87	$25.44	$24.66	$23.56
Asset coverage per share	$113.74	$116.95	$122.77	$125.52	$134.66	$125.95
Asset Coverage	455%	468%	491%	502%	539%	504%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the six months ended June 30, 2023 and the year ended December 31, 2022 would have been 2.00%, and 1.88%, respectively. For the years ended December 31, 2021, 2020, 2019, and 2018, there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 was 1.83%, 1.79%, 1.88%, 1.69%, and 1.67%, respectively, and 1.44%, 1.42%, 1.50%, 1.36%, and 1.37%, including liquidation value of preferred shares for the years ended December 31, 2022, 2021, 2020, 2019, and 2018. For the six months ended June 30, 2023, there was no dividend expense or service fees on securities sold short.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018 would have been 1.57%, 1.48%, 1.43%, 1.55%, 1.39%, and 1.38%, respectively.
(g)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Natural Resources, Gold and Income Trust (the Fund) was organized on June 26, 2008 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$99,665,053	—	$99,665,053
Convertible Corporate Bonds (a)	—	$191,000	191,000
Corporate Bonds (a)	—	5,846,867	5,846,867
U.S. Government Obligations	—	27,814,441	27,814,441
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$99,665,053	$33,852,308	$133,517,361

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(269,234)	$(1,757,835)	$(2,027,069)
Put Options Written	(227,675)	(173,194)	(400,869)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(496,909)	$(1,931,029)	$(2,427,938)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no Level 3 investments at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2023, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2023 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2023 had an average monthly market value of approximately $4,661,012.

At June 30, 2023, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$1,817,745	—	$1,817,745

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2023:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$1,795,357	$(1,795,357)	—	—
Morgan Stanley	22,388	(22,388)	—	—
Total	$1,817,745	$(1,817,745)	—	—

As of June 30, 2023, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the six months ended June 30, 2023, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$447,111	$1,520,060
Return of capital	6,233,083	–
Total distributions paid	$6,680,194	$1,520,060

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Long term capital loss carryforward with no expiration	$88,933,732

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2023:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$155,501,625	$4,225,123	$(28,637,325)	$(24,412,202)

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $52,856,246 and $46,051,067, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,138.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $86,627 in Payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022 the Fund repurchased and retired 899,344 and 904,871 shares, respectively, of its common shares

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

at investments of $4,639,964 and $4,543,193, respectively, and at average discounts of approximately 16.30% and 14.36%, from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2023 and the year ended December 31, 2022, respectively were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(899,344)	$(4,639,964)	(904,871)	$(4,543,193)

The Fund has an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share and an annual dividend rate of 5.20%. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 625 and 2,139 Series A Preferred at investments of $13,706 and $50,082 and at average discounts of approximately 12.32% and 6.39% to its liquidation preference. At June 30, 2023, 1,167,338 Series A Preferred shares were outstanding and accrued dividends amounted to $21,077.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Michael J. Melarkey, Agnes Mullady, and Anthonie C. van Ekris as Trustees of the Fund, with a total 7,379,000 votes, 7,294,868 votes, and 7,372,606 votes in favor of these Trustees, and a total of 6,673,080 votes, 6,757,212 votes, and 6,679,475 votes withheld for these Trustees, respectively.

Anthony S. Colavita, James P. Conn, Vincent D. Enright, Frank J. Fahrenkopf, Jr., William F. Heitmann, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings LTD.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizons Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

Carter W. Austin

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – 146,511 Preferred Series A – N/A	Common – $5.27 Preferred Series A – N/A	Common – 146,511 Preferred Series A – N/A	Common – 18,055,618 - 146,511 = 17,909,107 Preferred Series A – 1,167,963
Month #2 02/01/2023 through 02/28/2023	Common – 158,366 Preferred Series A – N/A	Common – $5.18 Preferred Series A – N/A	Common – 158,366 Preferred Series A – N/A	Common – 17,909,107 - 158,366 = 17,750,741 Preferred Series A –1,167,963
Month #3 03/01/2023 through 03/31/2023	Common – 118,469 Preferred Series A – 635	Common – $5.05 Preferred Series A – $21.92	Common – 118,469 Preferred Series A – 635	Common – 17,750,741 - 118,469 = 17,632,272 Preferred Series A – 1,167,963 - 635 = 1,167,338
Month #4 04/01/2023 through 04/30/2023	Common – 165,445 Preferred Series A – N/A	Common – $5.26 Preferred Series A – N/A	Common – 165,445 Preferred Series A – N/A	Common – 17,632,272 - 165,445 = 17,466,827 Preferred Series A – 1,167,338
Month #5 05/01/2023 through 05/31/2023	Common – 158,335 Preferred Series A – N/A	Common – $5.10 Preferred Series A – N/A	Common – 158,335 Preferred Series A – N/A	Common – 17,466,827 - 158,335 = 17,308,492 Preferred Series A – 1,167,338
Month #6 06/01/2023 through 06/30/2023	Common – 152,218 Preferred Series A – N/A	Common – $4.99 Preferred Series A – N/A	Common – 152,218 Preferred Series A – N/A	Common – 17,308,492 - 152,218 = 17,156,274 Preferred Series A – 1,167,338
Total	Common – 899,344 Preferred Series A –N/A	Common – $5.12 Preferred Series A – N/A	Common – 899,344 Preferred Series A –N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation preference.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a- 15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.